Schedule of Stock Option Compensation Expense (Detail) - Predecessor - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	12 Months Ended
	Jul. 31, 2017	Mar. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option compensation expense	$ 1,644	$ 745
Basic loss per share increased by	$ 0.02	$ 0.02
Diluted loss per share increased by	$ 0.02	$ 0.02